Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash Flows From Operating Activities of Continuing Operations:
Net income:	$ 190,499	$ 205,547
Less: Net (income) /loss from discontinued operations	27,547	(3,876)
Net income from continuing operations	218,046	201,671
Adjustments to reconcile net income from Continuing operations to net cash provided by operating activities:
Depreciation	63,492	63,064
Amortization and write-off of financing costs	2,020	2,936
Amortization of deferred dry-docking and special survey costs	9,530	8,280
Amortization of assumed time charter	33	(130)
Amortization of hedge effectiveness excluded component from cash flow hedges	2,029	2,047
Equity based payments	2,835	4,156
Increase in short-term investments	(392)	(465)
(Gain) / Loss on derivative instruments, net	(13,767)	3,212
Income from equity method investments	0	(42)
Changes in operating assets and liabilities of continuing operations:
Accounts receivable	686	731
Due from related parties	(6,885)	382
Inventories	(976)	458
Insurance claims receivable	(541)	(907)
Prepayments and other	(3,779)	(6,558)
Accounts payable	2,661	1,942
Due to related parties	3,840	(549)
Accrued liabilities	(2,986)	(4,042)
Unearned revenue	(1,206)	(24)
Other liabilities	3,437	11,001
Dry-dockings	(5,699)	(6,582)
Accrued charter revenue	10,817	8,735
Net Cash provided by Operating Activities from Continuing Operations	283,195	289,316
Cash Flows From Investing Activities of Continuing Operations:
Return of capital from equity method investments	0	490
Payments to acquire short-term investments	(18,591)	(35,520)
Settlements of short-term investments	18,591	35,440
Proceeds from the settlement of insurance claims	1,027	99
Acquisition of non-controlling interest in subsidiary	(857)	0
Issuance of investments in leaseback vessels	(138,546)	(52,808)
Capital collections from vessels’ leaseback arrangements	37,532	14,864
Additions to vessel cost	(6,995)	(2,457)
Net Cash used in Investing Activities from Continuing Operations	(107,839)	(39,892)
Cash Flows From Financing Activities of Continuing Operations:
Proceeds from long-term debt and finance leases	55,147	113,605
Repayment of long-term debt and finance leases	(310,858)	(184,206)
Payment of financing costs	(455)	(962)
Capital contribution from non-controlling interest to subsidiary	6,110	376
Cash contribution to spun-off entities	(100,000)	0
Dividends paid	(39,723)	(35,657)
Net Cash used in Financing Activities from Continuing Operations	(389,779)	(106,844)
Cash flows of discontinued operations:
Net cash provided by / (used in) Operating Activities from discontinued operations	7,407	(4,276)
Net cash provided by Investing Activities from discontinued operations	9,995	21,937
Net cash used in Financing Activities from discontinued operations	(75,333)	(11,964)
Net cash provided by / (used in) discontinued operations	(57,931)	5,697
Net increase / (decrease) in cash, cash equivalents and restricted cash	(272,354)	148,277
Cash, cash equivalents and restricted cash at beginning of the period	777,936	825,204
Cash, cash equivalents and restricted cash at end of the period	505,582	973,481
Supplemental Cash Information:
Cash paid during the period for interest	49,311	63,324
Non-Cash Investing and Financing Activities:
Dividend reinvested in common stock of the Company	$ 159	$ 8,647